UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.7%
Alabama - 0.8%
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	$11,855,000	$11,996,904
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/15	500,000	511,345
Subordinated Lien	5.000%	10/1/16	1,000,000	1,056,250
Subordinated Lien	5.000%	10/1/17	2,250,000	2,438,460
Subordinated Lien	5.000%	10/1/18	2,000,000	2,213,580

Total Alabama				18,216,539

Alaska - 1.1%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	723,519
State Capital Project II	5.000%	12/1/18	500,000	572,025
Valdez, AK, Marine Terminal Revenue:
BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,180,400
BP Pipelines Inc. Project, BP PLC	5.000%	1/1/16	11,050,000	11,520,730

Total Alaska				23,996,674

Arizona - 0.6%
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,431,528
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,277,520
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	4,670,000	5,475,808
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,583,425	(a)(b)(c)

Total Arizona				12,768,281

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,217,224
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,085,880

Total Arkansas				2,303,104

California - 9.7%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	3.000%	7/1/16	800,000	821,864
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,689,637
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/17	1,250,000	1,364,050
Bay Area, CA, Toll Authority, Toll Bridge Revenue	1.500%	4/2/18	5,000,000	5,069,350	(b)(c)
Bay Area, CA, Toll Authority, Toll Bridge Revenue	1.875%	4/1/19	3,850,000	3,935,778	(b)(c)
Bay Area, CA, Toll Authority, Toll Bridge Revenue	2.000%	4/1/21	9,500,000	9,814,260	(b)(c)
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.720%	10/1/19	5,250,000	5,291,317	(b)(c)
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	7,000,000	7,083,510
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/16	1,040,000	1,074,975
Northern California Retired Officers Community - Paradise Valley Estates Project	3.000%	1/1/17	480,000	502,200
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/18	1,290,000	1,407,648

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	$3,100,000	$3,128,830
California State PCFA, Solid Waste Disposal Revenue, Republic Services Inc.	0.400%	5/1/15	4,000,000	4,000,000	(a)(b)(c)(d)
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	793,350
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	665,232
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,106,580
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,141,640
Judicial Council Project	3.000%	3/1/18	3,355,000	3,574,518
California State, GO	0.570%	12/1/16	25,000,000	25,123,750	(b)(c)
California State, GO	4.000%	9/1/17	1,500,000	1,630,110
California State, GO	5.000%	9/1/17	5,980,000	6,651,315
California State, GO	4.000%	12/1/17	20,000,000	21,555,600	(b)(c)
California State, GO, Various Purpose	5.000%	10/1/18	10,000,000	11,507,200
California Statewide CDA Revenue, Kaiser Permanente	5.000%	5/1/17	11,565,000	12,696,493	(b)(c)
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	763,875
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,059,130
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	14,566,257
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,033,955
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	9,686,700
Contra Costa, CA, Water District Revenue	5.000%	10/1/18	2,000,000	2,316,360
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,101,557
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,540,332
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,594,673
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,635,525
Los Angeles, CA, Department of Airports Revenue, Ontario International, NATL	5.000%	5/15/18	1,400,000	1,479,198	(a)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	2,017,583
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,831,886
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,642,600	(a)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,456,865	(a)
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/16	1,545,000	1,631,474
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	1,005,484
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	861,083
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,598,861
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,686,555
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,446,199
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/15	875,000	891,476
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,060,590
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,350,568
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	3,020,000	3,126,908	(e)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	1,870,000	1,937,058
South Placer, CA, Wastewater Authority Revenue, SIFMA Index	0.350%	11/1/17	4,000,000	4,002,200	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	$7,650,000	$8,581,158
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation	4.000%	9/1/18	650,000	717,587

Total California				216,252,904

Colorado - 1.8%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	4,095,000	4,163,305	(b)(c)
Catholic Health Initiatives	5.000%	2/1/21	1,945,000	2,327,543
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	7,185,517
Catholic Health Initiatives	5.000%	2/1/25	2,590,000	2,994,998
Denver, CO, City & County Airport Revenue	5.000%	11/15/16	6,800,000	7,324,008	(a)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	1,981,720
Stapleton	5.000%	12/1/17	4,000,000	4,406,800
Stapleton	5.000%	12/1/18	5,265,000	5,951,609
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,041,510
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,083,120
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,114,860

Total Colorado				39,574,990

Connecticut - 3.0%
Bridgeport, CT, GO	5.000%	8/15/15	3,950,000	4,049,856
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,680,178
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,821,120
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,956,317
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/17	1,260,000	1,403,212
Yale University	0.800%	7/26/17	10,000,000	10,051,600	(b)(c)
Connecticut State, GO	0.550%	4/15/16	4,300,000	4,322,532	(b)
Connecticut State, GO	0.450%	9/15/16	2,000,000	2,007,680	(b)
Connecticut State, GO	0.700%	4/15/17	4,000,000	4,035,080	(b)
Connecticut State, GO	0.540%	9/15/17	5,000,000	5,025,050	(b)
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/18	3,500,000	4,021,990
GAAP Conversion	5.000%	10/15/19	8,900,000	10,484,645
SIFMA	0.940%	5/15/18	4,000,000	4,068,320	(b)
SIFMA Index	0.440%	3/1/18	2,500,000	2,504,500	(b)
SIFMA Index	0.650%	3/1/20	4,375,000	4,400,200	(b)
Connecticut State, Resources Recovery Authority Revenue, Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,704,643	(a)
West Haven, CT, GO:
AGM	5.000%	8/1/16	1,095,000	1,160,700
NATL	5.000%	7/1/15	2,480,000	2,526,376

Total Connecticut				68,223,999

District of Columbia - 0.4%
District of Columbia Income Tax Secured Revenue, SIFMA	0.320%	12/1/17	4,500,000	4,500,495	(b)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/15	2,000,000	2,062,300	(a)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,105,590	(a)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	2,000,000	2,283,540	(a)

Total District of Columbia				9,951,925

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 6.6%
Broward County, FL, School Board, COP	4.000%	7/1/17	$2,000,000	$2,154,340
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,343,406
Broward County, FL, School Board, COP	5.000%	7/1/21	3,250,000	3,960,255	(f)
Broward County, FL, School Board, COP	5.000%	7/1/22	6,500,000	7,992,140	(f)
Broward County, FL, School Board, COP	5.000%	7/1/23	6,000,000	7,428,480	(f)
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/15	10,040,000	10,194,415
Senior Secured High Risk Notes	5.000%	6/1/15	5,280,000	5,361,206
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,118,548
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,065,410
Escambia County, FL, PCR Revenue, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,306,482	(b)(c)
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	20,787,600
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,108,250
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,147,740
Lee County, FL, Transportation Facilities Revenue, AGM	5.000%	10/1/17	1,500,000	1,667,880
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,263,218
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/15	4,025,000	4,123,130	(a)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	2,600,000	2,779,504	(a)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,086,200	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	900,000	991,341
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,708,680
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,861,065
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/15	2,120,000	2,143,680
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,712,577
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	26,355,250	(b)(c)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,203,680
Miami-Dade County, FL, Special Obligation, Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,232,583
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	15,709,570
Saint Johns County, FL, School Board, COP	5.000%	7/1/20	2,000,000	2,385,240
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,816,545
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/15	1,390,000	1,395,991
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,485,000	1,517,046
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,550,000	1,587,092

Total Florida				147,508,544

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 3.8%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	$1,010,000	$1,140,118
Burke County, GA, Development Authority Revenue:
Georgia Power Co. Plant Vogtle Project	1.375%	4/4/17	2,400,000	2,414,088	(b)(c)
Georgia Transmission Corp. Vogtle Project	1.250%	5/1/15	15,000,000	15,029,700	(b)(c)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	12,000,000	12,371,040	(b)(c)
Burke County, GA, Development Authority, PCR Revenue:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,088,050	(b)(c)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,700,000	19,992,552	(b)(c)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Second Indenture	0.320%	7/1/17	5,000,000	5,000,000	(b)(c)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,553,550	(b)(c)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,752,915	(b)(c)
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,422,440
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	3,051,620

Total Georgia				85,816,073

Hawaii - 0.2%
Hawaii State Airports System Revenue	4.000%	7/1/16	2,500,000	2,622,625	(a)
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,388,520
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	439,028

Total Hawaii				4,450,173

Illinois - 5.2%
Chicago, IL Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,298,477
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/16	3,390,000	3,528,075	(a)
General, Senior Lien	4.000%	1/1/19	20,000,000	22,115,600	(a)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,243,472
Harbor Facilities	5.000%	1/1/19	1,000,000	1,143,830
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,238,377
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/18	1,500,000	1,670,175
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,061,920	(b)(c)
Illinois State Finance Authority Revenue:
Ascension Health	5.000%	5/1/17	4,300,000	4,707,468	(b)(c)
Rush University Medical Center	5.000%	11/15/21	1,650,000	1,996,104	(f)
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,303,360
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	5,900,000	6,399,966
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,338,960
Illinois State, GO	5.000%	8/1/15	2,590,000	2,647,420
Illinois State, GO	3.000%	2/1/16	6,000,000	6,137,340
Illinois State, GO	5.000%	5/1/16	1,500,000	1,578,240
Illinois State, GO	5.000%	4/1/17	3,750,000	4,055,175

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO	5.000%	8/1/17	$7,000,000	$7,643,790
Illinois State, GO	4.000%	7/1/18	9,460,000	10,210,083
Illinois State, GO	5.000%	7/1/19	8,750,000	9,895,637
Illinois State, GO, AGM	5.000%	6/1/16	1,520,000	1,605,211
McHenry County, IL, Debt Certificates	3.000%	12/30/16	2,000,000	2,096,660
Regional Transportation, IL, Authority Revenue, NATL	6.250%	7/1/20	9,920,000	12,429,165

Total Illinois				117,344,505

Indiana - 2.9%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,757,529
Indiana Health Facility Financing Authority Revenue:
Ascension Health	4.000%	6/1/16	21,000,000	22,015,140	(b)(c)
Ascension Health	5.000%	7/28/16	4,000,000	4,273,720	(b)(c)
Indiana State Finance Authority, Hospital Revenue:
Methodist Hospitals Inc.	5.000%	9/15/16	500,000	535,195
Methodist Hospitals Inc.	5.000%	9/15/17	250,000	276,283
Methodist Hospitals Inc.	5.000%	9/15/19	300,000	345,042
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project, BP PLC	0.770%	12/2/19	20,000,000	19,914,600	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	6,083,280	(b)(c)

Total Indiana				64,200,789

Iowa - 1.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	26,920,000	28,845,318

Kansas - 0.2%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index	0.434%	9/1/18	2,000,000	2,003,100	(b)
LIBOR Index	0.514%	9/1/19	2,000,000	2,007,200	(b)

Total Kansas				4,010,300

Kentucky - 1.5%
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	10,000,000	10,967,000
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	4,800,000	4,959,360
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	14,079,800	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	3,000,000	3,004,530	(b)(c)

Total Kentucky				33,010,690

Louisiana - 0.0%
Bossier City, LA, Utilities Revenue	2.000%	10/1/16	500,000	512,370
Louisiana Stadium & Exposition District	5.000%	7/1/18	350,000	397,047

Total Louisiana				909,417

Maryland - 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,143,736	(a)

Massachusetts - 2.7%
Lawrence, MA, GO, BAN	1.000%	9/1/15	5,800,000	5,825,520

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	4/1/16	$970,000	$995,918
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,063,901
Boston University	0.600%	3/30/17	7,000,000	7,034,370	(b)(c)
Partners Healthcare System Inc.	0.570%	1/30/18	8,935,000	8,969,846	(b)(c)
Partners Healthcare System Inc.	0.500%	1/29/20	4,000,000	4,000,000	(b)(c)
Massachusetts State HEFA Revenue, Amherst College	0.800%	12/1/17	6,500,000	6,500,000	(b)(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,085,990	(a)
Massachusetts State, GO:
Consolidated Loan	0.360%	1/1/17	21,500,000	21,629,860	(b)
Consolidated Loan	0.450%	1/1/18	800,000	801,968	(b)

Total Massachusetts				60,907,373

Michigan - 5.4%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/15	1,275,000	1,289,395
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,104,840
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,700,200
Michigan State Building Authority Revenue, Facilities Program	4.000%	10/15/15	2,030,000	2,084,302
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,422,340
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,547,481
Michigan State Finance Authority Revenue:
Detroit School District	2.850%	8/20/15	5,100,000	5,129,376
Detroit School District	5.000%	6/1/16	23,000,000	23,773,720
Hospital Oakwood Obligated Group	3.000%	11/1/15	3,795,000	3,870,558
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,371,734
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	5,052,552
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	8,125,810
Michigan State Hospital Finance Authority Revenue, Ascension Health	1.400%	6/29/18	6,220,000	6,313,487	(b)(c)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	20,000,000	20,481,800	(b)(c)
Paw Paw, MI, Public School District, Q-SBLF	5.000%	11/1/20	2,555,000	3,045,151
River Rouge, MI, School District, GO	5.000%	5/1/16	1,160,000	1,221,550
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,826,624
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	28,694,749	(a)

Total Michigan				121,055,669

Minnesota - 0.1%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health Care	5.000%	2/15/15	1,340,000	1,341,970

Mississippi - 0.3%
Mississippi State Business Finance Corp., Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.000%	7/1/17	4,000,000	4,006,640
Waste Management Inc. Project	1.125%	9/1/17	1,250,000	1,253,800	(b)(c)
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,144,240

Total Mississippi				6,404,680

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	$3,500,000	$3,540,600

Nebraska - 0.5%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,532,558
Nebraska State Public Power District Revenue	5.000%	1/1/24	1,500,000	1,808,310	(f)
Nebraska State Public Power District Revenue	5.000%	1/1/25	1,375,000	1,642,836	(f)
Nebraska State Public Power District Revenue, General	5.000%	1/1/21	3,000,000	3,612,210

Total Nebraska				11,595,914

New Hampshire - 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,166,850	(a)(b)(c)

New Jersey - 9.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	1,000,000	1,109,510
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,117,020
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,831,498
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,088,650
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/13/15	1,696,000	1,699,612
Lenape, NJ, Regioinal High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,080,850
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,070,830
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,089,370
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,137,680
Rutgers University	5.000%	6/15/19	1,380,000	1,615,759
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,289,200
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,519,480
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	4,665,000	4,942,054	(a)
School Facilities	5.000%	9/1/15	3,000,000	3,083,250	(e)
School Facilities	5.000%	9/1/16	4,605,000	4,900,319
School Facilities Construction	1.720%	2/1/16	3,000,000	3,020,640	(b)
School Facilities Construction	2.500%	6/15/16	6,495,000	6,644,450
School Facilities Construction	0.750%	2/1/17	10,000,000	10,025,100	(b)
School Facilities Construction	5.000%	3/1/19	10,300,000	11,658,673
School Facilities Construction, SIFMA	0.920%	2/1/17	4,000,000	4,021,880	(b)
New Jersey State EFA Revenue, Rider University	5.000%	7/1/17	1,000,000	1,086,690
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,669,920
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	5.000%	12/1/16	1,000,000	1,074,980	(a)
Senior	4.000%	12/1/17	1,500,000	1,613,685	(a)
Senior	5.000%	12/1/18	3,000,000	3,368,610	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Senior	3.000%	12/1/19	$10,250,000	$10,709,405	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	4.000%	6/15/18	5,000,000	5,427,350
Transportation Program	1.220%	12/15/21	15,000,000	15,008,400	(b)(c)
Transportation Program, State Appropriations	5.000%	6/15/17	1,000,000	1,090,250
Transportation System	5.000%	12/15/16	1,825,000	1,968,281
Transportation System	5.000%	12/15/18	8,300,000	9,389,790
Transportation System, AMBAC	5.250%	12/15/15	8,750,000	9,115,575
New Jersey State Turnpike Authority Revenue	0.550%	1/1/16	32,700,000	32,743,491	(b)(c)
New Jersey State Turnpike Authority Revenue	0.500%	1/1/17	5,150,000	5,173,278	(b)
New Jersey State Turnpike Authority Revenue	0.532%	1/1/17	5,000,000	5,002,050	(b)(c)
New Jersey State Turnpike Authority Revenue	0.570%	1/1/18	3,000,000	3,020,460	(b)
New Jersey State Turnpike Authority Revenue	0.684%	1/1/18	5,000,000	5,007,100	(b)(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/21	2,585,000	3,102,775
New Jersey State, GO	5.000%	8/15/15	3,870,000	3,967,408
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,474,320
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	674,284
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	824,228
Rutgers State University Revenue	4.000%	5/1/18	750,000	826,133
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	2,072,978
Union County, NJ, GO	4.000%	3/1/18	1,000,000	1,092,210
Union County, NJ, GO	4.000%	3/1/19	1,500,000	1,679,235

Total New Jersey				207,128,711

New Mexico - 1.6%
Albuquerque, NM, Airport Revenue, AGM	5.000%	7/1/15	1,800,000	1,834,866	(a)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue	0.864%	8/1/19	13,000,000	13,046,670	(b)(c)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, SPA-Royal Bank of Canada	5.000%	8/1/19	18,710,000	21,656,264	(b)(c)

Total New Mexico				36,537,800

New York - 8.0%
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	888,980
YMCA of Greater New York Project	5.000%	8/1/17	660,000	719,512
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	750,000	786,667	(a)(d)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,156,950
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	672,624
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	726,941
Long Island, NY, Power Authority Revenue, General	5.250%	4/1/19	4,200,000	4,852,764
MTA, NY, Dedicated Tax Fund Revenue	0.600%	11/1/19	3,155,000	3,175,539	(b)(c)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/15	480,000	485,573
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,330,445
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,406,605
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,050,940
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	771,913
New York City, NY, HDC Revenue	5.000%	7/1/16	2,650,000	2,817,904
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,811,275

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, HDC Revenue	5.000%	7/1/18	$3,250,000	$3,679,845
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	4,000,000	4,006,720
New York City, NY, Industrial Development Agency, Airport Facilities Revenue:
Transportation Infrastructure Properties LLC	5.000%	7/1/15	2,000,000	2,030,680	(a)
Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,671,919	(a)
New York City, NY, Trust for Cultural Resources Revenue, Juilliard School	2.100%	7/1/15	4,000,000	4,030,160	(b)(c)
New York State Dormitory Authority Revenues, Non-State Supported Debt:
Interagency Council Pooled Loan Program	4.000%	7/1/16	1,085,000	1,128,530
Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	3,102,546
Wyckoff Heights Medical Center, State Appropriations	5.000%	2/15/20	1,500,000	1,769,415
Wyckoff Heights Medical Center, State Appropriations	5.000%	2/15/21	1,000,000	1,201,080
Wyckoff Heights Medical Center, State Appropriations	5.000%	8/15/21	1,250,000	1,515,125
New York State Energy Research & Development Authority, PCR, New York State Electric & Gas Corp.	2.125%	3/15/15	14,000,000	14,022,400
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	38,755,000	44,948,824
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	33,264,330
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,368,125
Transportation	4.000%	3/15/18	1,000,000	1,102,120
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	3.000%	7/1/15	1,115,000	1,125,704
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,063,116
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,132,589
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,202,241
Port Authority of New York & New Jersey	3.000%	10/15/15	8,265,000	8,429,639	(a)
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	2,140,000	2,141,883
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/21	7,500,000	8,264,400
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/22	7,700,000	8,469,692
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	6/15/18	1,500,000	1,593,960
Restructuring	5.000%	12/15/18	1,000,000	1,085,530

Total New York				180,005,205

North Carolina - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.760%	12/1/17	4,625,000	4,619,866	(b)(c)

North Dakota - 0.1%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,022,440	(a)(b)(c)

Ohio - 2.2%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,465,506
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,115,900

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	$2,200,000	$2,525,512
Lancaster, OH, Port Authority Gas Revenue	0.734%	8/1/19	2,000,000	2,011,680	(b)
Lancaster, OH, Port Authority Gas Revenue	0.714%	2/1/19	2,000,000	2,011,620	(b)
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,289,440	(b)(c)
U.S. Steel Corp. Project	5.375%	11/1/15	9,660,000	9,877,543
Ohio State Water Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,200,652	(b)(c)
Water Development, Fresh Water Revenue	5.000%	12/1/18	3,000,000	3,472,440
Water Development, Fresh Water Revenue	5.000%	6/1/19	1,665,000	1,951,596
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,951,600

Total Ohio				48,873,489

Oklahoma - 0.1%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	1,545,000	1,618,836
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,627,590

Total Oklahoma				3,246,426

Oregon - 0.6%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	10/1/18	3,000,000	3,029,940
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,056,047
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,156,125
Oregon State Facilities Authority Revenue, Providence Health & Services	0.250%	9/30/16	6,250,000	6,251,000	(b)(c)
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,063,950
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,131,270

Total Oregon				13,688,332

Pennsylvania - 7.3%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,118,880
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	573,190
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	8,361,705
Beaver County, PA, IDA Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,261,152
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,108,800	(b)(c)
Cambria County, PA, GO:
BAM	3.000%	8/1/15	1,000,000	1,012,210
BAM	4.000%	8/1/16	1,035,000	1,084,328
BAM	4.000%	8/1/17	1,120,000	1,196,182
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/16	1,215,000	1,258,594
Port District Project	5.000%	1/1/17	2,100,000	2,244,312
Port District Project	5.000%	1/1/18	1,235,000	1,376,247
Port District Project	5.000%	1/1/19	3,490,000	3,915,222
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	500,000	517,395	(a)
Amtrak Project	5.000%	11/1/16	325,000	349,560	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Amtrak Project	5.000%	11/1/17	$1,920,000	$2,096,006	(a)
Amtrak Project	3.000%	11/1/18	750,000	780,750	(a)
PPL Energy Supply LLC	3.000%	9/1/15	20,250,000	20,481,457	(b)(c)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	0.370%	5/1/15	2,500,000	2,500,000	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,448,830
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,396,775
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,421,200
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,220,948
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	756,525
Delaware Valley College of Science & Agriculture	3.000%	11/1/15	675,000	681,980
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,086,362
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	308,889
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	276,477
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	587,978
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.050%	4/1/15	620,000	620,639	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,010,180	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	631,981	(a)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,014,430	(a)
Pennsylvania State IDA, Economic Development	5.000%	7/1/17	3,630,000	3,977,355
Pennsylvania State Turnpike Commission Revenue	0.720%	12/1/19	10,000,000	10,005,300	(b)
Pennsylvania State Turnpike Commission Revenue	0.900%	12/1/20	14,000,000	14,036,960	(b)
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.620%	12/1/17	14,000,000	14,081,060	(b)
SIFMA	0.700%	12/1/18	9,750,000	9,807,622	(b)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/15	1,000,000	1,014,710
Temple University Health System	5.000%	7/1/16	1,000,000	1,047,720
Temple University Health System	5.000%	7/1/17	1,000,000	1,076,060
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,685,129	(a)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	5,040,000	5,329,195
AGM	5.000%	11/1/17	4,875,000	5,349,484

Total Pennsylvania				164,109,779

South Carolina - 0.9%
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.000%	11/1/15	500,000	513,275
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	544,930
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,697,910
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	8,659,280
Santee Cooper Project	5.000%	12/1/17	8,000,000	8,936,640

Total South Carolina				20,352,035

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 1.9%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	$25,000,000	$25,990,750
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,149,520
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,355,379
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,323,900

Total Tennessee				42,819,549

Texas - 13.2%
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,106,160
Senior Lien	5.000%	1/1/19	500,000	569,860
Clear Creek, TX, ISD, GO	3.000%	8/14/19	10,250,000	11,084,247	(b)(c)
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,892,214
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	1,000,000	1,075,390
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,238,920
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,149,710
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,215,220
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	0.600%	12/1/19	3,425,000	3,430,823	(b)(c)
Memorial Hermann Healthcare System	0.320%	6/1/15	1,700,000	1,700,493	(b)
Memorial Hermann Healthcare System	0.420%	6/1/16	3,175,000	3,178,651	(b)
Memorial Hermann Healthcare System	0.520%	6/1/17	3,600,000	3,609,072	(b)
Memorial Hermann Healthcare System	0.770%	6/1/20	1,065,000	1,070,858	(b)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/22	11,750,000	14,401,270
Harris County, TX, Revenue:
Toll Road	0.450%	8/15/15	3,715,000	3,720,795	(b)
Toll Road	0.550%	8/15/16	1,600,000	1,604,864	(b)
Toll Road	0.660%	8/15/16	10,000,000	10,026,600	(b)(c)
Toll Road	0.650%	8/15/17	5,500,000	5,527,335	(b)
Toll Road	0.800%	8/15/18	4,500,000	4,542,570	(b)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,263,348	(a)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	11,002,300	(a)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,891,976	(a)
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	3,475,000	3,842,655	(b)(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,063,480	(a)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,528,571	(a)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	15,000,000	15,503,250	(b)(c)
North Texas Tollway Authority Revenue:
First Tier	0.820%	1/1/19	8,000,000	8,052,800	(b)(c)
First Tier	0.690%	1/1/20	44,000,000	44,018,040	(b)(c)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,000,000	1,109,960

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	$1,625,000	$1,789,434
Financing System	5.000%	5/15/18	1,000,000	1,138,160
Financing System	5.000%	5/15/19	2,250,000	2,636,483
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	29,990,000	32,537,950
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/15	2,700,000	2,799,792
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	3,265,000	3,518,168
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,444,560
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	20,882,000	(g)
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,814,450	(b)(c)(f)
Texas State Transportation Commission Turnpike System Revenue	1.250%	2/15/15	23,480,000	23,488,865	(b)(c)
Texas State, GO, Transport Commission - Mobility Fund	0.400%	10/1/18	5,000,000	5,001,500	(b)(c)

Total Texas				294,472,794

Utah - 0.8%
Nebo, UT, School District, GO:
School Board Guaranty	2.000%	7/1/16	1,245,000	1,254,188
School Board Guaranty	2.000%	7/1/17	1,000,000	1,005,410
School Board Guaranty	2.000%	7/1/18	2,100,000	2,109,891
School Board Guaranty	2.000%	7/1/19	2,195,000	2,203,912
Utah County, UT, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	11/1/15	10,000,000	10,225,200

Total Utah				16,798,601

Virginia - 0.9%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	739,788
Louisa, VA, IDA, PCR, Virginia Electric & Power Co.	0.700%	12/1/16	2,500,000	2,498,650	(b)(c)
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,142,300	(b)(c)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	5,850,000	5,999,526	(b)(c)

Total Virginia				19,380,264

Washington - 0.2%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,365,360	(a)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,292,324

Total Washington				3,657,684

West Virginia - 0.6%
West Virginia State University Revenue, West Virginia University Project	0.550%	10/1/19	7,000,000	7,011,060	(b)(c)
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,097,980	(a)(b)(c)

Total West Virginia				13,109,040

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.1%
Wisconsin State Transportation Revenue	4.000%	7/1/17	$2,150,000	$2,321,828

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,130,497,796)				2,163,684,860

SHORT-TERM INVESTMENTS - 3.3%
California - 0.0%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.040%	10/1/25	200,000	200,000	(a)(h)(i)

Florida - 0.0%
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.010%	1/15/27	190,000	190,000	(h)(i)

Georgia - 0.1%
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.010%	6/1/23	1,500,000	1,500,000	(h)(i)

Illinois - 0.2%
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.010%	6/1/35	3,865,000	3,865,000	(h)(i)
Illinois State Toll Highway Authority, Toll Highway Revenue, AGM, SPA-JPMorgan Chase	0.020%	1/1/31	2,100,000	2,100,000	(h)(i)

Total Illinois				5,965,000

Missouri - 0.0%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank NA	0.010%	10/1/24	400,000	400,000	(h)(i)

Nevada - 0.1%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.120%	6/1/36	1,300,000	1,300,000	(h)(i)

New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-Wells Fargo Bank N.A.	0.010%	7/1/33	700,000	700,000	(h)(i)

New York - 2.1%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.120%	11/1/26	760,000	760,000	(h)(i)
LIQ-Dexia Credit Local	0.110%	4/1/35	8,500,000	8,500,000	(h)(i)
SPA-Dexia Credit Local	0.120%	8/1/28	8,450,000	8,450,000	(h)(i)
Subordinated, LOC-Dexia Credit Local	0.120%	3/1/34	4,380,000	4,380,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.110%	6/15/32	3,400,000	3,400,000	(h)(i)
SPA-Dexia Credit Local	0.120%	6/15/32	5,400,000	5,400,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.120%	8/1/22	4,350,000	4,350,000	(h)(i)
Future Tax Secured, SPA-Dexia Credit Local	0.120%	8/1/23	4,700,000	4,700,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.120%	11/1/22	4,700,000	4,700,000	(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.010%	7/1/33	$400,000	$400,000	(h)(i)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.010%	5/1/45	1,500,000	1,500,000	(h)(i)

Total New York				46,540,000

North Carolina - 0.1%
Charlotte, NC, Water & Sewer System Revenue:
SPA-Depfa Bank PLC	0.010%	7/1/36	1,700,000	1,700,000	(h)(i)
SPA-Wells Fargo Bank N.A.	0.010%	7/1/27	200,000	200,000	(h)(i)
North Carolina Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.010%	11/1/34	305,000	305,000	(h)(i)

Total North Carolina				2,205,000

Pennsylvania - 0.6%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.030%	3/1/32	100,000	100,000	(h)(i)
Mercer County, PA, GO	0.060%	10/1/31	700,000	700,000	(h)(i)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, PNC Bank N.A.	0.450%	11/1/39	11,915,000	11,915,000	(h)(i)

Total Pennsylvania				12,715,000

Vermont - 0.1%
Vermont State Housing Finance Agency Revenue	0.040%	5/1/33	1,435,000	1,435,000	(a)(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $73,150,000)				73,150,000

TOTAL INVESTMENTS - 100.0% (Cost - $2,203,647,796#)				2,236,834,860
Liabilities in Excess of Other Assets - 0.0%				(912,664)

TOTAL NET ASSETS - 100.0%				$2,235,922,196

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is purchased on a when-issued basis.

(g)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry And Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$2,163,684,860	—	$2,163,684,860

Short-term investments†	—	73,150,000	—	73,150,000

Total investments	—	$2,236,834,860	—	$2,236,834,860

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,412,221
Gross unrealized depreciation	(225,157)

Net unrealized appreciation	$33,187,064

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015